          Oppenheimer Disciplined Allocation Fund
         Supplement dated September 30, 2004 to the
             Prospectus dated December 23, 2003

This  supplement  amends the  Prospectus  dated December 23,
2003,  and is in  addition to the  supplement  dated July 6,
2004. The Prospectus  supplement  dated December 23, 2003 is replaced with this supplement.

1.    The  following  two  paragraphs  are  added  after the
section titled "Portfolio Managers" on page 17:

     PENDING  LITIGATION.  Six law suits  have been filed
     as putative  derivative  and class  actions  against
     the  Fund's  investment  Manager,   Distributor  and
     Transfer  Agent,   some  of  the  Oppenheimer  funds
     including  the Fund and  Directors  or  Trustees  of
     some of those  funds.  The  complaints  allege  that
     the Manager charged  excessive fees for distribution
     and  other  costs,  improperly  used  assets  of the
     funds in the form of directed brokerage  commissions
     and 12b-1 fees to pay  brokers  to promote  sales of
     Oppenheimer  funds, and failed to properly  disclose
     the use of fund  assets to make  those  payments  in
     violation  of the  Investment  Company  Act  and the
     Investment  Advisers  Act of  1940.  The  complaints
     further    allege   that   by   permitting    and/or
     participating   in  those  actions,   the  defendant
     Directors  breached their  fiduciary  duties to fund
     shareholders  under the  Investment  Company Act and
     at common law.  Those law suits were filed on August
     31,  2004,  September 3, 2004,  September  14, 2004,
     September   14,   2004,   September   21,  2004  and
     September  22,  2004,  respectively,   in  the  U.S.
     District  Court  for the  Southern  District  of New
     York. The complaints seek  unspecified  compensatory
     and  punitive  damages,  rescission  of  the  funds'
     investment  advisory  agreements,  an  accounting of
     all fees paid,  and an award of attorneys'  fees and
     litigation expenses.

     The Manager and the  Distributor  believe the claims
     asserted  in these  law suits to be  without  merit,
     and  intend to  defend  the  suits  vigorously.  The
     Manager and the  Distributor do not believe that the
     pending  actions  are  likely  to  have  a  material
     adverse  affect on the Fund or on their  ability  to
     perform  their  respective  investment  advisory  or
     distribution agreements with the Fund.

September 30, 2004                           PS0205.029